Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
	Year Ended December 31,
	2021	2020
United States	$(117,761)	$(96,544)
Foreign	(1,173)	(1,791)
Total	$(118,934)	$(98,335)

Schedule of components of the provision for income taxes
	Year Ended December 31,
	2021	2020
Current expense:
Federal	$—	$—
State	8	—
Foreign	181	18
Total current expense:	$189	$18
Deferred expense:
Federal	$—	$—
State	—	—
Foreign	(516)	11
Total deferred expense:	$(516)	$11
Total income tax expense	$(327)	$29

Schedule of deferred tax assets and liabilities
	December 31,
	2021	2020
Reserves and accruals	$310	$114
Investment in Ay Dee Kay, LLC	41,788	—
Net operating loss (“NOL”) carryforwards	11,493	1,071
Total Deferred Tax Assets before Valuation Allowance	53,591	1,185
Valuation Allowance	(53,430)	(1,040)
Deferred Tax Assets – net of Valuation Allowance	161	145

Fixed Assets	$(56)	$(33)
Intangibles	(21,269)	(145)
Total Deferred Tax Liabilities	(21,325)	(178)
Net Deferred Tax Liabilities	$(21,164)	$(33)

Schedule of changes in the valuation allowance for deferred tax assets
	2021	2020
Valuation Allowance as on January 1st	$1,040	$617
Increases recorded to tax provision	52,390	423
Decreases recorded as a benefit to income tax provision	—	—
Valuation Allowance as on December 31st	$53,430	$1,040

Schedule of effective income tax rate reconciliation
	December 31,
	2021	2020
Income tax provision at U.S. statutory federal rate	$(25,509)	$(20,650)
State income tax provision, net of federal income tax effect	(5,891)	—
Foreign taxes provision	22	(72)
Noncontrolling interest	6,764	—
Valuation allowance reductions (increases)	24,150	470
Research and other tax credits	(270)	(37)
Tax benefits on vested and exercised equity awards	404	—
Partnership/non-taxable income	—	20,512
Other	3	(194)
Provision for income taxes	$(327)	$29